Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of property plant and equipment explanatory [Abstract]
Disclosure of property, plant and equipment and its depreciation and impairment [Text Block]
The following shows a breakdown of the changes in property, plant and equipment and depreciation and impairment for the years ended December 31, 2017 and 2016:

	Plant and equipment	Pipelines, networks and lines	Work in progress (1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2016	42,608,276	29,087,782	4,874,406	6,911,757	3,894,220	3,482,439	90,858,880
Additions/capitalizations	904,854	876,940	(102)	363,836	14,631	203,124	2,363,283
Increase in abandonment costs	51,619	105,097	-	-	-	-	156,716
Capitalized financial interests	38,847	33,875	8,501	6,941	1,027	20,113	109,304
Exchange differences capitalized	2,636	2,299	577	471	70	672	6,725
Disposals	(67,326)	(56,147)	(26,991)	(6,539)	(23)	(2,727)	(159,753)
Foreign currency translation	(136,501)	(49,800)	(13,302)	(4,904)	(7,850)	(3,394)	(215,751)
Transfers (2)	(840,511)	2,000,003	(976,771)	347,024	(62,720)	(893,531)	(426,506)
Balance as of December 31, 2017	42,561,894	32,000,049	3,866,318	7,618,586	3,839,355	2,806,696	92,692,898

Accumulated depreciation and impairment losses
Balance as of December 31, 2016	(15,511,995)	(9,965,554)	(262,597)	(2,088,478)	(26,852)	(674,902)	(28,530,378)
Depreciation expense	(1,996,614)	(1,479,792)	-	(416,698)	-	(106,878)	(3,999,982)
Recovery (losses) for impairment (Note 18)	1,014,613	316,360	(372,804)	11,538	(7,794)	16,006	977,919
Disposals	54,244	13,464	-	807	-	2,583	71,098
Foreign currency translation	15,166	32,729	-	3,929	-	3,802	55,626
Transfers (2)	1,644,613	(1,378,833)	81,981	(179,660)	(4,876)	(26,032)	137,193
Balance as of December 31, 2017	(14,779,973)	(12,461,626)	(553,420)	(2,668,562)	(39,522)	(785,421)	(31,288,524)

Net balance as of December 31, 2016	27,096,281	19,122,228	4,611,809	4,823,279	3,867,368	2,807,537	62,328,502
Net balance as of December 31, 2017	27,781,921	19,538,423	3,312,898	4,950,024	3,799,833	2,021,275	61,404,374

(1)
The balance of work in progress as of December 31, 2017, mainly includes investments in production at the Castilla field, the integral plan of electrical energy and secondary recovery of Yarigui and the modernization project of the Barrancabermeja refinery.

(2)
Transfers correspond mainly to transfers to: a) inventory of project materials for use in the operation for COP$ 250,239, b) classification of the intangible part of projects to natural resources for COP$ 7,222 and c) others for COP$ 31,852.

	Plant and equipment	Pipelines, networks and lines	Work in progress (1)	Buildings	Lands	Other	Total

Cost
Balance as of December 31, 2015	37,360,222	26,856,085	11,015,010	6,479,356	4,068,951	3,653,798	89,433,422
Additions/capitalizations	1,457,547	1,383,352	(107,181)	360,596	41,202	511,413	3,646,929
(Decrease) increase in abandonment costs	(84,780)	(78,712)	-	-	-	6,137	(157,355)
Capitalized interest	-	-	205,662	-	-	37,116	242,778
Exchange differences capitalized	-	-	8,639	-	-	-	8,639
Disposals	(158,193)	(21,814)	(16,031)	(12,540)	713	(15,455)	(223,320)
Foreign currency translation	(42,870)	(298,750)	(1,629,613)	(9,832)	(69,878)	12,416	(2,038,527)
Other (reclassifications) (2)	4,076,350	1,247,621	(4,602,080)	94,177	(146,768)	(722,986)	(53,686)
Balance as of December 31, 2016	42,608,276	29,087,782	4,874,406	6,911,757	3,894,220	3,482,439	90,858,880

Accumulated depreciation and impairment
Balance as of December 31, 2015	(13,469,749)	(8,572,373)	(19,566)	(1,698,791)	(13,689)	(554,181)	(24,328,349)
Depreciation expense	(1,869,604)	(1,426,659)	-	(392,294)	-	(102,621)	(3,791,178)
Impairment (Note 17)	(659,223)	33,048	(3,270)	57,157	24,067	(13,517)	(561,738)
Disposals	121,382	14,022	-	7,021	15	11,524	153,964
Foreign currency translation	272,582	138,611	38,904	12,658	-	8,007	470,762
Other (reclassifications) (2)	92,617	(152,203)	(278,665)	(74,229)	(37,245)	(24,114)	(473,839)
Balance as of December 31, 2016	(15,511,995)	(9,965,554)	(262,597)	(2,088,478)	(26,852)	(674,902)	(28,530,378)

Net balance as of December 31, 2016	27,096,281	19,122,228	4,611,809	4,823,279	3,867,368	2,807,537	62,328,502

(1)
The balance of work in progress as of December 31, 2016, mainly includes investments made in the development projects of the Castilla y Chichimene fields, integral energy plan (PIEEL for its acronym in Spanish), primary and secondary development of the Tibú-Socuabo project and modernization of the Refinería de Barrancabermeja.

(2)
Corresponds mainly to transfers to: a) inventory of project materials for use in the operation for COP$(712,967) mainly Ecopetrol and Reficar, b) opening of the intangible part of projects to natural resources for COP$68,750 and c) other COP$116,692.